Statutory Surplus Reserves and Restricted Net Assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Statutory Surplus Reserves and Restricted Net Assets [Line Items]
Statutory surplus rate, percentage	10.00%
Capital rate, percentage	50.00%
Tax profit rate, percentage		50.00%
Net assets (in Dollars)	$ 15,665,860	$ 15,665,860